                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4260

                   RIVERSOURCE GOVERNMENT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 05/31

Date of reporting period: 08/31

                            PORTFOLIO OF INVESTMENTS


                                       FOR


                 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND


                                AT AUG. 31, 2008





AUG. 31, 2008 (UNAUDITED)


(Percentages represent value of investments compared to net assets)





INVESTMENTS IN SECURITIES





BONDS (87.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (26.4%)
Federal Farm Credit Bank
 10-10-08                             4.25%          $6,015,000            $6,026,725
Federal Home Loan Bank
 11-21-08                             4.63            6,500,000             6,526,221
 12-29-08                             5.13           24,390,000            24,579,436
Federal Home Loan Mtge Corp
 06-13-18                             4.88            5,405,000             5,500,762
Federal Natl Mtge Assn
 10-15-08                             4.50           10,615,000            10,638,596
 06-30-11                             4.63           14,000,000            14,014,868
 04-09-13                             3.25           18,880,000            18,339,088
 01-02-14                             5.13           16,915,000            15,324,060
 11-15-30                             6.63            1,945,000             2,339,209
U.S. Treasury
 06-30-10                             2.88            5,730,000             5,790,434
 07-31-10                             2.75            7,105,000(b)          7,162,728
 08-31-10                             2.38           17,740,000(e)         17,742,767
 12-15-10                             4.38           10,550,000            11,009,917
 08-15-18                             4.00           15,480,000(b)         15,715,822
U.S. Treasury Inflation-Indexed Bond
 01-15-14                             2.00           17,752,265(g)         18,421,121
 01-15-15                             1.63           22,897,000(g)         23,240,820
                                                                      ---------------
Total                                                                     202,372,574
-------------------------------------------------------------------------------------


ASSET-BACKED (1.7%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                             2.58            3,250,000(d,i)        3,237,426
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             2.63            2,600,000(i)          2,011,344
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             2.62              372,102(i)            370,621
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                             2.61              337,207(i)            333,888
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             2.65            4,050,000(i)          3,498,559
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
 10-25-36                             2.58            3,900,000(i)          3,330,846
                                                                      ---------------
Total                                                                      12,782,684
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (1.7%)(F)
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            6,123,416             6,239,791
Federal Natl Mtge Assn #360800
 01-01-09                             5.74            2,988,655(m)          3,000,910
Federal Natl Mtge Assn #381990
 10-01-09                             7.11            4,075,624             4,118,054
                                                                      ---------------
Total                                                                      13,358,755
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (57.8%)(F,L)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                             6.18            1,840,005(h)          1,485,405
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             2.64            3,255,322(h)          1,264,206
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             2.66            4,177,082(h)          2,444,903
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00            3,301,616             2,280,308
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21            1,302,926(h)            965,952
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50            1,444,063             1,343,801
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00            5,607,552             3,699,235
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-OA11 Cl A3B1
 09-25-46                             2.65            3,792,243(i)          2,524,962
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50            4,532,666             3,075,133
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50            4,542,463             3,216,277
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             2.82            5,505,010(i)          2,361,610
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             2.97            3,767,199(i)          1,223,856
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                             5.61            3,102,326(h)          2,034,469
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00            4,240,071(d)          3,947,718
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                             6.50            4,345,691             3,815,721
Federal Home Loan Mtge Corp
 09-01-38                             6.00            2,000,000(e)          2,016,250
 09-01-38                             6.50           12,000,000(e)         12,326,256
Federal Home Loan Mtge Corp #1G2264
 10-01-37                             6.01            6,252,891(h)          6,383,868
Federal Home Loan Mtge Corp #1G2598
 01-01-37                             6.11            2,366,511(h)          2,411,846
Federal Home Loan Mtge Corp #1J0614
 09-01-37                             5.70            3,140,581(h)          3,192,180
Federal Home Loan Mtge Corp #783049
 03-01-35                             4.85            5,817,936(h)          5,828,064
Federal Home Loan Mtge Corp #A18107
 01-01-34                             5.50            2,987,494             2,964,251
Federal Home Loan Mtge Corp #C00351
 07-01-24                             8.00              238,284               258,010
Federal Home Loan Mtge Corp #C00385
 01-01-25                             9.00              394,546               437,977


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #C80329
 08-01-25                             8.00%             $67,866               $73,454
Federal Home Loan Mtge Corp #E00398
 10-01-10                             7.00              237,649               246,265
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50            3,118,443             3,262,824
Federal Home Loan Mtge Corp #E90650
 07-01-12                             5.50              121,071               123,047
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00            2,602,806             2,609,004
Federal Home Loan Mtge Corp #G00363
 06-01-25                             8.00              302,313               327,203
Federal Home Loan Mtge Corp #G00501
 05-01-26                             9.00              597,992               663,932
Federal Home Loan Mtge Corp #G10669
 03-01-12                             7.50            1,212,523             1,270,137
Federal Home Loan Mtge Corp #G11243
 04-01-17                             6.50           11,718,448            12,275,486
Federal Home Loan Mtge Corp #G12100
 11-01-13                             5.00            2,806,808             2,813,492
Federal Home Loan Mtge Corp #M30074
 09-01-09                             6.50               41,210                41,962
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 11 Cl B
 01-01-20                            13.18                6,834(j)              1,755
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60            1,083,741(j)            292,695
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                            33.06            1,307,619(j)            168,931
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
 03-15-25                            78.62            2,635,432(j)             75,738
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
 06-15-16                             7.00            5,926,648             6,192,045
Federal Natl Mtge Assn
 09-01-38                             5.00            2,500,000(e)          2,403,125
 09-01-38                             6.00            4,500,000(e)          4,543,596
 09-01-38                             6.50            8,000,000(e)          8,227,504
Federal Natl Mtge Assn #125032
 11-01-21                             8.00              129,306               139,998
Federal Natl Mtge Assn #190129
 11-01-23                             6.00              937,893               953,386
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            6,491,062             6,273,527
Federal Natl Mtge Assn #190785
 05-01-09                             7.50               52,508                52,693
Federal Natl Mtge Assn #190988
 06-01-24                             9.00              205,315               222,651
Federal Natl Mtge Assn #254384
 06-01-17                             7.00              306,133               321,009
Federal Natl Mtge Assn #254454
 08-01-17                             7.00              525,353               550,882
Federal Natl Mtge Assn #254723
 05-01-23                             5.50            8,460,690             8,484,011
Federal Natl Mtge Assn #254748
 04-01-13                             5.50            4,898,146             4,976,402
Federal Natl Mtge Assn #254757
 05-01-13                             5.00            6,668,365             6,765,157
Federal Natl Mtge Assn #254774
 05-01-13                             5.50            1,516,717             1,538,615
Federal Natl Mtge Assn #255501
 09-01-14                             6.00              613,101               632,243
Federal Natl Mtge Assn #303885
 05-01-26                             7.50              436,486               471,305
Federal Natl Mtge Assn #313007
 07-01-11                             7.50              156,812               162,358
Federal Natl Mtge Assn #313428
 12-01-08                             7.50                  435                   437
Federal Natl Mtge Assn #336512
 02-01-26                             6.00               62,661                63,877
Federal Natl Mtge Assn #357485
 02-01-34                             5.50           12,597,793            12,511,589
Federal Natl Mtge Assn #407327
 01-01-14                             5.50              378,059               385,282
Federal Natl Mtge Assn #456374
 12-01-13                             5.50              695,547               708,836
Federal Natl Mtge Assn #508402
 08-01-14                             6.50              251,892               261,860
Federal Natl Mtge Assn #545818
 07-01-17                             6.00           12,377,695            12,751,544
Federal Natl Mtge Assn #545864
 08-01-17                             5.50           10,294,035            10,495,221
Federal Natl Mtge Assn #545910
 08-01-17                             6.00            1,917,987             1,975,947
Federal Natl Mtge Assn #555063
 11-01-17                             5.50            7,330,294             7,470,894
Federal Natl Mtge Assn #555367
 03-01-33                             6.00            9,200,956             9,350,769
Federal Natl Mtge Assn #579485
 04-01-31                             6.50            2,204,398(m)          2,299,292
Federal Natl Mtge Assn #593829
 12-01-28                             7.00            1,478,819             1,565,613
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              761,389               793,930
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            2,320,142             2,504,120
Federal Natl Mtge Assn #648040
 06-01-32                             6.50            2,140,314             2,219,538
Federal Natl Mtge Assn #648349
 06-01-17                             6.00            6,494,007             6,690,252
Federal Natl Mtge Assn #651284
 07-01-17                             6.00            1,294,626             1,333,674
Federal Natl Mtge Assn #662866
 11-01-17                             6.00            1,139,202(m)          1,177,500
Federal Natl Mtge Assn #665752
 09-01-32                             6.50            1,179,358             1,223,012
Federal Natl Mtge Assn #670782
 11-01-12                             5.00              252,095               255,648
Federal Natl Mtge Assn #670830
 12-01-12                             5.00              386,253               390,246
Federal Natl Mtge Assn #671415
 01-01-10                             5.00              353,411               356,028
Federal Natl Mtge Assn #678940
 02-01-18                             5.50            1,928,309             1,964,133
Federal Natl Mtge Assn #686227
 02-01-18                             5.50            2,670,938             2,720,956
Federal Natl Mtge Assn #696837
 04-01-18                             5.50            2,837,241             2,889,887
Federal Natl Mtge Assn #704610
 06-01-33                             5.50           10,088,667(m)         10,019,633
Federal Natl Mtge Assn #712602
 06-01-13                             5.00              884,501               897,529
Federal Natl Mtge Assn #722325
 07-01-33                             4.96            4,654,150(h)          4,684,647
Federal Natl Mtge Assn #725232
 03-01-34                             5.00            9,626,963(m)          9,319,377
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            8,916,022             8,854,464
Federal Natl Mtge Assn #725431
 08-01-15                             5.50            7,015,547             7,149,583
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            7,562,753             7,501,550
Federal Natl Mtge Assn #730632
 08-01-33                             4.05            1,668,794(h)          1,657,024
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            5,769,035             5,575,698
Federal Natl Mtge Assn #739243
 09-01-33                             6.00            2,759,411             2,807,700
Federal Natl Mtge Assn #739331
 09-01-33                             6.00            1,448,345             1,470,117
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            2,862,017             2,770,574
Federal Natl Mtge Assn #753508
 11-01-33                             5.00            3,046,782             2,949,436
Federal Natl Mtge Assn #791447
 10-01-34                             6.00            4,479,007             4,539,339
Federal Natl Mtge Assn #797046
 07-01-34                             5.50            2,703,038             2,681,163
Federal Natl Mtge Assn #799769
 11-01-34                             5.06            3,668,468(h)          3,693,853
Federal Natl Mtge Assn #801344
 10-01-34                             5.05            4,256,650(h)          4,277,168
Federal Natl Mtge Assn #815463
 02-01-35                             5.50            1,826,535             1,811,754
Federal Natl Mtge Assn #832641
 09-01-35                             6.00            6,045,524             6,119,399
Federal Natl Mtge Assn #849082
 01-01-36                             5.83            2,671,269(h)          2,723,682
Federal Natl Mtge Assn #849170
 01-01-36                             5.95            3,062,206(h)          3,129,777
Federal Natl Mtge Assn #878661
 02-01-36                             5.50            7,378,702             7,239,429
Federal Natl Mtge Assn #883267
 07-01-36                             6.50            4,298,050             4,452,455
Federal Natl Mtge Assn #887403
 07-01-36                             7.00            2,601,496             2,741,583
Federal Natl Mtge Assn #888989
 06-01-37                             6.06            6,085,350(h)          6,147,446
Federal Natl Mtge Assn #902818
 11-01-36                             5.91            2,039,631(h)          2,083,279
Federal Natl Mtge Assn #919341
 05-01-37                             6.50            3,350,764             3,449,997
Federal Natl Mtge Assn #928771
 10-01-37                             8.00            6,135,302(m)          6,534,610


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 163 Cl 2
 07-25-22                            28.60%            $518,746(j)            $86,264
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-18 Cl SE
 02-25-32                            32.88            2,722,900(j)            349,385
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
 03-25-23                            13.70            1,580,409(j)            311,577
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52            3,636,350(j)          1,007,983
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86            1,886,447(j)            342,631
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
 11-25-13                            59.80            2,095,661(j)             31,054
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 36 Cl 2
 08-01-18                            22.82                4,108(j)                808
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             6.57            2,705,947(j)            722,705
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                             6.52            5,233,072(j)          1,406,797
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 70 Cl 2
 01-15-20                            27.28              195,326(j)             41,417
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series G-15 Cl A
 06-25-21                             2.49               24,357(k)             21,934
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-52 Cl FG
 09-25-32                             2.97            7,702,534(i)          7,642,675
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00            1,822,193             1,948,136
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
 07-25-23                             5.50            2,212,614             2,212,634
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
 06-25-33                             6.80              108,045(h)            108,398
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
 04-25-34                             5.50            3,145,374             3,203,338
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-60 Cl JF
 10-25-35                             2.90            5,398,608(i)          5,284,334
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-90 Cl FE
 09-25-36                             2.92            6,877,817(i)          6,805,025
Govt Natl Mtge Assn
 09-01-38                             5.50            5,000,000(e)          4,959,375
Govt Natl Mtge Assn #615740
 08-15-13                             6.00              690,786               715,856
Govt Natl Mtge Assn #781507
 09-15-14                             6.00            3,253,122             3,372,115
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-62 Cl IC
 03-20-29                            31.93            1,208,130(j)             31,153
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
 01-16-30                             5.08            8,728,919             8,815,832
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
 06-19-34                             3.22              392,488(h)            285,071
Lehman XS Trust
 Series 2006-16N Cl A1B
 11-25-46                             2.59            2,231,815(i)          2,070,596
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR1 Cl A1
 02-25-37                             2.64            5,219,652(i)          3,222,590
Morgan Stanley Mtge Loan Trust
 Series 2006-13AX Cl A1
 10-25-36                             2.56            3,277,622(i)          3,116,929
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                             4.08            1,828,051(h)          1,150,327
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            5,440,476             4,848,685
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                             5.50            2,869,362             2,580,408
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50            3,998,054             3,548,273
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02            1,556,853(h)          1,373,566
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11            3,479,011(h)          3,219,620
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00            4,637,703             4,370,202
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00            3,205,522             2,758,878
                                                                      ---------------
Total                                                                     442,267,612
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $693,104,346)                                                     $670,781,625
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.8%)(c)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              6,317,215(o)          $6,317,215
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,317,215)                                                         $6,317,215
-------------------------------------------------------------------------------------






SHORT-TERM SECURITIES (17.4%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank Disc Nts
 09-02-08                            2.04%          $103,300,000         $103,276,868
 09-03-08                            2.11             30,000,000           29,991,334
-------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(Cost: $133,275,718)                                                     $133,268,202
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $832,697,279)(p)                                                  $810,367,042
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT AUG. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                               30            $3,519,375       Dec. 2008           $14,564
U.S. Treasury Note, 2-year                           791           167,914,469       Jan. 2009           134,565
U.S. Treasury Note, 5-year                          (211)          (23,727,611)      Oct. 2008          (406,274)
U.S. Treasury Note, 5-year                          (522)          (58,431,375)      Jan. 2009           (67,757)
U.S. Treasury Note, 10-year                         (144)          (16,803,000)     Sept. 2008          (391,282)
U.S. Treasury Note, 10-year                         (531)          (61,330,500)      Dec. 2008            87,719
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(628,465)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b)  At Aug. 31, 2008, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in an affiliated money market fund/short-term securities and represents 2.0% of net assets. The Fund's cash equivalent position is 16.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $7,185,144 or 0.9% of net assets.

(e) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $51,880,499.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(j) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2008.

(k) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Aug. 31, 2008.

(l) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Aug. 31, 2008:

                                                   PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                            AMOUNT         DATE       RECEIVABLE       VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  09-01-23 5.50%                                  $9,275,000     09-16-08     $9,255,073    $9,350,359


(m) At Aug. 31, 2008, investments in securities included securities valued at $3,028,270 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(p) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $832,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $6,471,000
Unrealized depreciation                                                      (28,801,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(22,330,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
4 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                  FAIR VALUE AT AUG. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $6,317,216       $781,333,093     $22,716,733    $810,367,042
Other financial instruments*                        (628,465)                --              --        (628,465)

---------------------------------------------------------------------------------------------------------------
Total                                             $5,688,751       $781,333,093     $22,716,733    $809,738,577
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                      $16,535,423
  Accrued discounts/premiums                                                         49,662
  Realized gain (loss)                                                               30,921
  Change in unrealized appreciation (depreciation)                               (6,667,742)
  Net purchases (sales)                                                          (1,847,370)
  Transfers in and/or out of Level 3                                             14,615,839

--------------------------------------------------------------------------------------------
Balance as of Aug. 31, 2008                                                     $22,716,733
--------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
5 RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND

                                AT AUG. 31, 2008



AUG. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (133.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (2.2%)
Federal Home Loan Mtge Corp
 12-14-18                             5.00%          $2,500,000            $2,035,355
Federal Natl Mtge Assn
 01-02-14                             5.13            2,500,000             2,264,863
U.S. Treasury Inflation-Indexed Bond
 01-15-16                             2.00            4,405,600(i)          4,551,991
                                                                      ---------------
Total                                                                       8,852,209
-------------------------------------------------------------------------------------


ASSET-BACKED (0.7%)
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                             2.63            1,200,000(h)            928,313
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
 09-25-35                             2.62              166,318(h)            165,657
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                             6.31              195,000                20,137
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                             6.66              130,000                11,843
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                             7.01              190,000                15,352
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                             2.61               24,011(h)             23,921
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                             2.65            1,700,000(h)          1,468,530
                                                                      ---------------
Total                                                                       2,633,753
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (3.5%)(F)
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2007-CD4 Cl A2B
 12-11-49                             5.21            3,000,000             2,892,306
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                             5.91            3,000,000             2,733,574
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
 04-25-16                             5.65            2,058,510             2,097,632
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                             3.31            1,000,000(d,h)          916,758
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                             5.31            6,000,000             5,415,385
                                                                      ---------------
Total                                                                      14,055,655
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (126.7%)(F)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                             5.68              594,301(c)            432,304
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                             5.91              159,552(c)            136,607
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                             2.64            1,201,629(c)            466,653
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
 05-25-47                             2.66            1,751,679(c)          1,025,282
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                             6.00              509,182               425,028
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                             6.00            2,476,212             1,710,231
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                             7.25               69,115(d,g)           13,758
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                             5.86              641,308(c)            501,070
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                             6.00              978,761               675,995
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
 10-25-20                             5.00            1,512,718             1,426,504
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                             6.00              919,395               698,453
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                             6.21              868,645(c)            643,988
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                             6.50              517,882               454,927
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                             7.73            1,841,806(e)            274,613
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                             5.50            4,667,541             3,824,102
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                             6.00              912,237               584,437
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                             5.50              437,988               416,114
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                             7.50              356,429               331,682
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                             6.00            1,401,888               924,809
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                             6.00              926,675               611,316
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                             6.50            4,985,933             3,382,646


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                             6.50%            $908,493              $643,255
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                             2.82            1,214,033(h)            520,811
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                             2.97            1,827,204(h)            593,607
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                             5.50              856,554               744,600
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
 03-25-35                             5.11              962,829(c)            813,961
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                             7.00              443,949(d)            413,338
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                             5.34              409,482(c)            272,395
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                             6.00            1,422,557(c)          1,240,360
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                            15.32            2,318,419(e)              8,332
Federal Home Loan Mtge Corp
 09-01-38                             5.00            3,000,000(b)          2,881,875
 09-01-38                             6.00           12,400,000(b)         12,500,750
 09-01-38                             6.50           20,500,000(b)         21,057,355
Federal Home Loan Mtge Corp #1B7116
 08-01-36                             5.89            3,898,393(c)          3,946,800
Federal Home Loan Mtge Corp #1J0149
 11-01-36                             6.09            1,997,302(c)          2,036,017
Federal Home Loan Mtge Corp #1J1445
 01-01-37                             5.89            2,199,689(c)          2,241,430
Federal Home Loan Mtge Corp #1J1621
 05-01-37                             5.88            2,888,728(c)          2,942,382
Federal Home Loan Mtge Corp #555140
 03-01-10                             8.00                4,592                 4,653
Federal Home Loan Mtge Corp #555300
 10-01-17                             8.00              195,713               206,513
Federal Home Loan Mtge Corp #783049
 03-01-35                             4.85            2,763,520(c)          2,768,330
Federal Home Loan Mtge Corp #A10892
 07-01-33                             6.00              519,487               527,823
Federal Home Loan Mtge Corp #A15111
 10-01-33                             6.00              804,021               815,103
Federal Home Loan Mtge Corp #A21059
 04-01-34                             6.50              482,776               498,232
Federal Home Loan Mtge Corp #A25174
 08-01-34                             6.50              408,405               421,480
Federal Home Loan Mtge Corp #C53098
 06-01-31                             8.00              276,267               298,913
Federal Home Loan Mtge Corp #C53878
 12-01-30                             5.50              862,280               856,649
Federal Home Loan Mtge Corp #C68876
 07-01-32                             7.00              130,584               137,204
Federal Home Loan Mtge Corp #C69665
 08-01-32                             6.50            2,255,465             2,336,132
Federal Home Loan Mtge Corp #C79930
 06-01-33                             5.50            1,288,660             1,277,829
Federal Home Loan Mtge Corp #D95232
 03-01-22                             6.50              229,541               238,652
Federal Home Loan Mtge Corp #D95371
 04-01-22                             6.50              269,391               280,609
Federal Home Loan Mtge Corp #E00285
 01-01-09                             7.00                8,098                 8,178
Federal Home Loan Mtge Corp #E81240
 06-01-15                             7.50              617,469               646,057
Federal Home Loan Mtge Corp #E88036
 02-01-17                             6.50              985,984             1,032,988
Federal Home Loan Mtge Corp #E88468
 12-01-16                             6.50              224,137               234,019
Federal Home Loan Mtge Corp #E89232
 04-01-17                             7.00              424,516               446,727
Federal Home Loan Mtge Corp #E92454
 11-01-17                             5.00            1,319,490             1,322,633
Federal Home Loan Mtge Corp #E93685
 01-01-18                             5.50            1,037,394             1,055,917
Federal Home Loan Mtge Corp #E99684
 10-01-18                             5.00              336,978               337,467
Federal Home Loan Mtge Corp #G01169
 01-01-30                             5.50            1,418,374             1,409,555
Federal Home Loan Mtge Corp #G01535
 04-01-33                             6.00            1,860,928             1,893,491
Federal Home Loan Mtge Corp #G02757
 06-01-36                             5.00            8,054,174             7,764,120
Federal Home Loan Mtge Corp #G03419
 07-01-37                             6.00            4,372,877             4,412,648
Federal Home Loan Mtge Corp #G12101
 11-01-18                             5.00              689,931               691,574
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                             6.60            1,625,611(e)            439,042
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2471 Cl SI
 03-15-32                            33.06              251,453(e)             32,485
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
 03-15-22                             6.01            1,029,886(e)            147,398
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                            20.00              376,822(e)             31,102
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                            45.20              856,642(e)             84,451
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2824 Cl EI
 09-15-20                            10.52            2,307,309(e)            207,061
Federal Natl Mtge Assn
 09-01-23                             4.50            4,650,000(b)          4,503,237
 09-01-23                             5.00            4,500,000(b)          4,457,813
 09-01-23                             5.50            4,325,000(b)          4,360,141
 09-01-23                             6.00            7,000,000(b)          7,168,434
 09-01-38                             5.00            4,000,000(b)          3,845,000
 09-01-38                             5.50           28,000,000(b)         27,650,001
 09-01-38                             6.00           37,000,000(b)         37,358,457
 09-01-38                             6.50           11,000,000(b)         11,312,818
 09-01-38                             7.00           19,000,000(b)         19,872,822
Federal Natl Mtge Assn #190353
 08-01-34                             5.00            1,525,400             1,474,279
Federal Natl Mtge Assn #252409
 03-01-29                             6.50            1,256,626             1,300,956
Federal Natl Mtge Assn #254759
 06-01-18                             4.50            1,823,399             1,797,816
Federal Natl Mtge Assn #254793
 07-01-33                             5.00            2,110,251             2,042,827
Federal Natl Mtge Assn #254916
 09-01-23                             5.50            1,683,121             1,687,761
Federal Natl Mtge Assn #255933
 11-01-35                             5.50            3,710,522             3,676,436
Federal Natl Mtge Assn #256135
 02-01-36                             5.50            6,957,908             6,808,103
Federal Natl Mtge Assn #313470
 08-01-10                             7.50              104,493               107,050
Federal Natl Mtge Assn #323362
 11-01-28                             6.00            2,468,605             2,515,743
Federal Natl Mtge Assn #323715
 05-01-29                             6.00              458,424(j)            467,177
Federal Natl Mtge Assn #344909
 04-01-25                             8.00              620,717               675,596
Federal Natl Mtge Assn #357514
 03-01-34                             5.50            2,196,568             2,181,537
Federal Natl Mtge Assn #483691
 12-01-28                             7.00            1,105,379             1,184,073
Federal Natl Mtge Assn #487757
 09-01-28                             7.50              725,116               782,807
Federal Natl Mtge Assn #514704
 01-01-29                             6.00              731,724               745,696
Federal Natl Mtge Assn #545008
 06-01-31                             7.00            1,335,981(j)          1,416,629
Federal Natl Mtge Assn #545339
 11-01-31                             6.50              217,905               227,247
Federal Natl Mtge Assn #545818
 07-01-17                             6.00            2,224,240             2,291,420
Federal Natl Mtge Assn #545864
 08-01-17                             5.50            1,270,342(j)          1,295,170
Federal Natl Mtge Assn #555458
 05-01-33                             5.50            1,564,637             1,547,035
Federal Natl Mtge Assn #555528
 04-01-33                             6.00            1,947,766             1,979,480


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #555734
 07-01-23                             5.00%            $677,879              $664,352
Federal Natl Mtge Assn #581418
 06-01-31                             7.00              821,925               867,541
Federal Natl Mtge Assn #583088
 06-01-29                             6.00            2,634,356             2,689,401
Federal Natl Mtge Assn #592270
 01-01-32                             6.50              688,963               717,530
Federal Natl Mtge Assn #596505
 08-01-16                             6.50              149,212               156,581
Federal Natl Mtge Assn #601416
 11-01-31                             6.50              283,105               295,204
Federal Natl Mtge Assn #624979
 01-01-32                             6.00              652,878               665,684
Federal Natl Mtge Assn #626670
 03-01-32                             7.00              485,667               517,918
Federal Natl Mtge Assn #627426
 03-01-17                             6.50              421,758(j)            442,112
Federal Natl Mtge Assn #630992
 09-01-31                             7.00            1,704,357(j)          1,819,460
Federal Natl Mtge Assn #630993
 09-01-31                             7.50            1,801,240             1,944,072
Federal Natl Mtge Assn #631388
 05-01-32                             6.50            1,413,196             1,471,237
Federal Natl Mtge Assn #632856
 03-01-17                             6.00              455,813               469,593
Federal Natl Mtge Assn #633674
 06-01-32                             6.50              816,867               853,550
Federal Natl Mtge Assn #635231
 04-01-32                             7.00               73,928                78,258
Federal Natl Mtge Assn #635908
 04-01-32                             6.50            1,016,996             1,060,302
Federal Natl Mtge Assn #636812
 04-01-32                             7.00              107,877               114,376
Federal Natl Mtge Assn #640200
 10-01-31                             9.50              101,885(j)            115,140
Federal Natl Mtge Assn #640207
 03-01-17                             7.00               37,662                38,928
Federal Natl Mtge Assn #640208
 04-01-17                             7.50               45,983                47,227
Federal Natl Mtge Assn #644805
 05-01-32                             7.00              849,696               895,572
Federal Natl Mtge Assn #645053
 05-01-32                             7.00              530,912               559,495
Federal Natl Mtge Assn #646189
 05-01-32                             6.50              346,464               359,289
Federal Natl Mtge Assn #654071
 09-01-22                             6.50              523,090               544,518
Federal Natl Mtge Assn #654685
 11-01-22                             6.00              558,249               571,318
Federal Natl Mtge Assn #655635
 08-01-32                             6.50              745,567(j)            777,208
Federal Natl Mtge Assn #656514
 09-01-17                             6.50              994,083             1,041,620
Federal Natl Mtge Assn #660186
 11-01-32                             6.00            2,120,220             2,160,985
Federal Natl Mtge Assn #665752
 09-01-32                             6.50            1,104,276             1,145,151
Federal Natl Mtge Assn #667302
 01-01-33                             7.00              521,776(j)            552,381
Federal Natl Mtge Assn #670382
 09-01-32                             6.00            1,042,504             1,059,478
Federal Natl Mtge Assn #676683
 12-01-32                             6.00            1,165,743             1,184,724
Federal Natl Mtge Assn #677089
 01-01-33                             5.50              582,332(j)            578,530
Federal Natl Mtge Assn #677294
 01-01-33                             6.00            1,463,225             1,487,049
Federal Natl Mtge Assn #681080
 02-01-18                             5.00              773,839(j)            776,165
Federal Natl Mtge Assn #682229
 03-01-33                             5.50            4,117,073             4,090,188
Federal Natl Mtge Assn #684585
 02-01-33                             5.50            1,409,564(j)          1,402,745
Federal Natl Mtge Assn #684843
 02-01-18                             5.50            1,383,600             1,409,278
Federal Natl Mtge Assn #684853
 03-01-33                             6.50              213,775               222,330
Federal Natl Mtge Assn #688002
 03-01-33                             5.50            1,354,823             1,347,895
Federal Natl Mtge Assn #689026
 05-01-33                             5.50              371,259               369,382
Federal Natl Mtge Assn #689093
 07-01-28                             5.50              912,010(j)            907,764
Federal Natl Mtge Assn #694628
 04-01-33                             5.50            1,948,433             1,938,658
Federal Natl Mtge Assn #694795
 04-01-33                             5.50            2,404,955             2,392,803
Federal Natl Mtge Assn #695460
 04-01-18                             5.50            1,825,762             1,859,848
Federal Natl Mtge Assn #697145
 03-01-23                             5.50            1,144,336             1,152,298
Federal Natl Mtge Assn #699424
 04-01-33                             5.50            1,501,533             1,493,967
Federal Natl Mtge Assn #701101
 04-01-33                             6.00            1,922,379             1,951,277
Federal Natl Mtge Assn #704610
 06-01-33                             5.50            1,948,218             1,934,886
Federal Natl Mtge Assn #705655
 05-01-33                             5.00              696,513(j)            674,259
Federal Natl Mtge Assn #708503
 05-01-33                             6.00              269,943               275,112
Federal Natl Mtge Assn #708504
 05-01-33                             6.00              579,535               590,609
Federal Natl Mtge Assn #710780
 05-01-33                             6.00              215,900               219,145
Federal Natl Mtge Assn #711206
 05-01-33                             5.50            1,302,148             1,293,237
Federal Natl Mtge Assn #711239
 07-01-33                             5.50              531,991               528,350
Federal Natl Mtge Assn #711501
 05-01-33                             5.50              688,849               684,843
Federal Natl Mtge Assn #723771
 08-01-28                             5.50              712,245               708,929
Federal Natl Mtge Assn #725017
 12-01-33                             5.50            2,724,667(j)          2,706,023
Federal Natl Mtge Assn #725232
 03-01-34                             5.00            1,615,955             1,564,324
Federal Natl Mtge Assn #725424
 04-01-34                             5.50            8,948,570             8,887,338
Federal Natl Mtge Assn #725425
 04-01-34                             5.50            2,561,559             2,543,873
Federal Natl Mtge Assn #725684
 05-01-18                             6.00              672,411               694,791
Federal Natl Mtge Assn #725773
 09-01-34                             5.50            1,773,335             1,758,984
Federal Natl Mtge Assn #726940
 08-01-23                             5.50            1,209,779             1,218,385
Federal Natl Mtge Assn #730153
 08-01-33                             5.50              715,406               710,511
Federal Natl Mtge Assn #733367
 08-01-23                             5.50              903,333               909,607
Federal Natl Mtge Assn #735212
 12-01-34                             5.00            8,571,138             8,283,894
Federal Natl Mtge Assn #735841
 11-01-19                             4.50            5,706,089             5,609,983
Federal Natl Mtge Assn #735912
 10-01-35                             5.50            7,035,580             6,971,527
Federal Natl Mtge Assn #743524
 11-01-33                             5.00            1,741,060             1,685,433
Federal Natl Mtge Assn #743579
 11-01-33                             5.50            1,478,335             1,468,219
Federal Natl Mtge Assn #745275
 02-01-36                             5.00            3,486,583             3,363,200
Federal Natl Mtge Assn #745355
 03-01-36                             5.00            3,636,802             3,508,103
Federal Natl Mtge Assn #747339
 10-01-23                             5.50            1,115,487             1,122,607
Federal Natl Mtge Assn #753507
 12-01-18                             5.00              911,872(j)            913,667
Federal Natl Mtge Assn #759342
 01-01-34                             6.50              367,996               383,288
Federal Natl Mtge Assn #766641
 03-01-34                             5.00            2,832,375             2,737,454
Federal Natl Mtge Assn #770403
 04-01-34                             5.00            1,421,452             1,373,815
Federal Natl Mtge Assn #776962
 04-01-29                             5.00            1,293,531             1,254,870
Federal Natl Mtge Assn #779676
 06-01-34                             5.00            2,513,846             2,429,600
Federal Natl Mtge Assn #785506
 06-01-34                             5.00            5,395,748             5,214,921
Federal Natl Mtge Assn #793622
 09-01-34                             5.50            6,048,766(j)          5,999,815
Federal Natl Mtge Assn #797232
 09-01-34                             5.50            6,675,481             6,621,458
Federal Natl Mtge Assn #826585
 08-01-35                             5.00            2,251,265             2,171,598
Federal Natl Mtge Assn #841764
 07-01-35                             5.50            4,056,976             4,019,707
Federal Natl Mtge Assn #844445
 12-01-35                             5.50            3,716,927             3,682,782
Federal Natl Mtge Assn #845109
 05-01-36                             6.00            5,597,132             5,659,406
Federal Natl Mtge Assn #869867
 04-01-21                             5.50            3,959,031             3,998,791
Federal Natl Mtge Assn #878661
 02-01-36                             5.50            1,835,589(j)          1,800,942
Federal Natl Mtge Assn #881629
 02-01-36                             5.50            1,250,275             1,226,676
Federal Natl Mtge Assn #886020
 07-01-36                             6.50              962,431               995,593
Federal Natl Mtge Assn #886291
 07-01-36                             7.00              705,000               742,083
Federal Natl Mtge Assn #888414
 11-01-35                             5.00            3,822,734(j)          3,687,455


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #893101
 10-01-36                             6.50%          $2,492,851            $2,567,206
Federal Natl Mtge Assn #894800
 12-01-36                             6.50            3,438,118             3,540,669
Federal Natl Mtge Assn #897248
 11-01-36                             6.00            4,113,850             4,159,621
Federal Natl Mtge Assn #902818
 11-01-36                             5.91            2,697,032(c)          2,754,749
Federal Natl Mtge Assn #928046
 01-01-37                             6.00            3,663,885             3,704,650
Federal Natl Mtge Assn #928771
 10-01-37                             8.00            3,219,302             3,428,826
Federal Natl Mtge Assn #928870
 11-01-37                             8.50              238,945               249,747
Federal Natl Mtge Assn #933966
 07-01-23                             6.00            2,522,506             2,586,466
Federal Natl Mtge Assn #933985
 08-01-23                             5.50            2,038,816             2,058,018
Federal Natl Mtge Assn #941285
 06-01-37                             6.00            4,142,515             4,187,077
Federal Natl Mtge Assn #960606
 10-01-36                             5.50            3,506,573             3,478,196
Federal Natl Mtge Assn #984458
 05-01-38                             6.00            4,215,676             4,260,603
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-119 Cl GI
 12-25-33                             7.32              479,960(e)            125,667
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                             7.52            1,876,616(e)            520,191
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                             9.86              419,211(e)             76,140
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                            10.56              186,239(e)             26,133
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-70 Cl YJ
 08-25-35                            21.19            2,218,570(e)            346,032
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                             6.57            1,434,388(e)            383,097
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                             6.52            2,766,522(e)            743,719
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-52 Cl FG
 09-25-32                             2.97            3,754,611(h)          3,725,433
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                             8.00              260,313               278,305
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-60 Cl JF
 10-25-35                             2.90            4,048,956(h)          3,963,250
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-90 Cl FE
 09-25-36                             2.92            6,877,817(h)          6,805,025
Govt Natl Mtge Assn #3931
 12-20-36                             6.00            4,046,154             4,104,291
Govt Natl Mtge Assn #518371
 02-15-30                             7.00              118,802               126,376
Govt Natl Mtge Assn #528344
 03-15-30                             7.00              358,221               381,057
Govt Natl Mtge Assn #556293
 12-15-31                             6.50              360,210               373,309
Govt Natl Mtge Assn #583182
 02-15-32                             6.50              559,014               579,168
Govt Natl Mtge Assn #595256
 12-15-32                             6.00              307,456               313,387
Govt Natl Mtge Assn #619613
 09-15-33                             5.00            1,254,127             1,229,668
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                            20.00            5,078,527(e)              5,555
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                             0.00           10,360,001(e)            105,850
JP Morgan Mtge Trust
 Collateralized Mtge Obligation
 Series 2004-S2 4A5
 11-25-34                             6.00              929,087               678,850
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                             6.50            4,898,890             3,323,593
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                             5.00              333,510               300,729
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                             5.00              464,498               426,459
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                             5.50            1,537,000             1,276,156
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                             6.00              926,068               755,390
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
 07-25-35                             5.50            1,002,362(c)            839,228
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                             5.50            1,156,704             1,017,086
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                             5.29              388,061(c)            353,671
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                             5.93            1,783,127(c)          1,589,757
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                             5.00            2,207,279             1,967,181
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                             5.50              876,240               777,663
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                             6.02            1,670,308(c)          1,473,663
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 2A1
 09-25-36                             6.10            2,010,818(c)          1,712,273
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                             5.11              844,615(c)            781,642
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                             6.00              927,541               874,040
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                             6.00              922,318               655,458
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                             6.00            1,831,727             1,576,502
                                                                      ---------------
Total                                                                     507,073,680
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $545,912,362)                                                     $532,615,297
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.57%              8,548,492(k)          $8,548,492
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $8,548,492)                                                         $8,548,492
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $554,460,854)(l)                                                  $541,163,789
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT AUG. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                              (96)         $(11,262,000)      Dec. 2008           $59,832
U.S. Treasury Note, 2-year                          (133)          (28,233,406)      Jan. 2009           (27,249)
U.S. Treasury Note, 5-year                           (52)           (5,847,563)      Oct. 2008          (104,091)
U.S. Treasury Note, 5-year                          (127)          (14,216,063)      Jan. 2009           (16,503)
U.S. Treasury Note, 10-year                         (117)          (13,652,438)     Sept. 2008          (364,822)
U.S. Treasury Note, 10-year                         (284)          (32,802,000)      Dec. 2008            46,800
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(406,033)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2008.

(b) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $155,520,377.

(c) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $1,343,854 or 0.3% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Aug. 31, 2008.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                COST
------------------------------------------------------------------------
Banc of America Funding*
  Collateralized Mtge Obligation
  Series 2006-2 Cl N1
  7.25% 2046                         11-14-06 thru 07-22-08      $68,535


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(i) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(j) At Aug. 31, 2008, investments in securities included securities valued at $3,027,395 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Aug. 31, 2008.

(l) At Aug. 31, 2008, the cost of securities for federal income tax purposes was approximately $554,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,957,000
Unrealized depreciation                                                      (17,254,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(13,297,000)
----------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
5 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Aug. 31, 2008:

                                                                  FAIR VALUE AT AUG. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                         $8,548,492       $518,566,088     $14,049,209    $541,163,789
Other financial instruments*                        (406,033)                --              --        (406,033)

---------------------------------------------------------------------------------------------------------------
Total                                             $8,142,459       $518,566,088     $14,049,209    $540,757,756
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of May 31, 2008                                                       $8,131,384
  Accrued discounts/premiums                                                          6,467
  Realized gain (loss)                                                                2,863
  Change in unrealized appreciation (depreciation)                               (3,648,836)
  Net purchases (sales)                                                            (559,231)
  Transfers in and/or out of Level 3                                             10,116,562

--------------------------------------------------------------------------------------------
Balance as of Aug. 31, 2008                                                     $14,049,209
--------------------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
6 RIVERSOURCE U.S. GOVERNMENT MORTGAGE FUND -- PORTFOLIO OF INVESTMENTS AT AUG. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverSource Government Income Series, Inc.
(Registrant)


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date October 30, 2008


By   /s/ Jeffrey P. Fox
   -----------------------------------
     Jeffrey P. Fox
     Treasurer and Principal Financial
     Officer

Date October 30, 2008